Equity instruments - Collateral (Details) - MXN ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Financial instruments
Financial instruments received as collateral	$ 65,177	$ 82,342
Financial instruments in connection with securities loans transactions | Equity instruments.
Financial instruments
Financial instruments received as collateral	137	14
Financial assets pledged as collateral	0
Financial assets at fair value through profit or loss category | Financial instruments in connection with securities loans transactions | Equity instruments.
Financial instruments
Financial instruments received as collateral	137	14
Financial assets pledged as collateral	$ 7	$ 0